Commitments and Contingencies (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 28, 2017	Sep. 29, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Future minimum lease payments under non cancelable operating leases
Thirteen weeks ended December 28, 2017	$ 18,100
2018	81,967		$ 71,913
2019	92,825		73,580
2020	91,135		71,598
2021	87,128		67,875
Thereafter	564,361		369,231
Total minimum lease payments	935,516		717,537
Lease expense	$ 51,956	$ 39,211	$ 53,899	$ 41,756	$ 29,774